Concentration of Credit Risk	6 Months Ended
Jun. 30, 2025
Concentration of Credit Risk [Abstract]
Concentration of credit risk
13.	Concentration of credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of December 31, 2024 and June 30, 2025, the aggregate amount of cash of RMB4,150 and RMB15,937 respectively, was held at major financial institutions in mainland PRC, of these the restricted funds amount to RMB208 was held at major financial institutions in mainland PRC, where there RMB500 deposit insurance limit for a legal entity’s aggregated balance at each bank. To limit the exposure to credit risk relating to deposits, the Group primarily places cash deposits with large financial institutions in the PRC. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them, The Group establishes an accounting policy to provide for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts receivables
Customer A	20%	*
Customer B	*	20%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Percentage of the Group’s total revenue
Customer A	15%	*
Customer B	*	23%
Customer C	*	11%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	18%	34%
Supplier B	16%	18%
Supplier C	*	11%
Supplier D	*	10%
Supplier E	*	10%
Supplier F	15%	-

*	Represented the percentage below 10%

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts payable
Supplier A	27%	39%
Supplier B	11%	15%
Supplier D	*	10%
Supplier E	21%	10%
Supplier C	13%	*

*	Represented the percentage below 10%